Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting Information
Total assets	SFr 821,164	SFr 813,898	SFr 820,805
Swiss Universal Bank
Segment Reporting Information
Total assets	224,866	222,653	220,359
International Wealth Management
Segment Reporting Information
Total assets	90,156	85,766	96,085
Asia Pacific
Segment Reporting Information
Total assets	92,194	90,218	85,929
Global Markets
Segment Reporting Information
Total assets	239,419	237,716	234,276
Investment Banking & Capital Markets
Segment Reporting Information
Total assets	22,064	20,772	18,712
Corporate Center
Segment Reporting Information
Total assets	54,407	51,487	64,621
Strategic Resolution Unit
Segment Reporting Information
Total assets	98,058	SFr 105,286	100,823
Bank
Segment Reporting Information
Total assets	SFr 804,003		SFr 803,931